UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

                            The GNMA Fund Investment
                           Accumulation Program, Inc.

                                     [LOGO]
                      THE GOVERNMENT SECURITIES INCOME FUND

                         Semi-Annual Report (Unaudited)
                                  June 30, 2007

The GNMA Fund Investment Accumulation Program, Inc.
June 30, 2007--Semi-Annual Report

To Our Shareholders:

      We are pleased to present this shareholder report for The GNMA Fund Investment Accumulation Program, Inc. for the six months ended June 30, 2007.

      During the six months, the Program generated net investment income of 4.91% as an annualized percentage of average net assets and paid dividends of $.49 per share.

      During the six months ended June 30, 2007, the yield on 30-year Treasury securities fluctuated from a low of 4.63% in March to a high of 5.40% in June. Principal paydowns of the GNMA pools held in the Program averaged $1.4 million per month. Purchases of Program shares averaged $2,600 per month and redemptions averaged $1.1 million per month.

      Cash balances available and reserved for the purchase of GNMAs on their corresponding settlement dates were invested in short-term U.S. Treasury bills. This contributed $74,152 of income to the Program.

      The Program should continue to provide a good means of compounding distributions from your unit trust holdings through its monthly dividend. Thank you for your investment in The GNMA Fund Investment Accumulation Program, Inc.

                                                  Sincerely,


                                                  /s/ Robert C. Doll, Jr.

                                                  Robert C. Doll, Jr.
                                                  Program President and Director
                                                  July 10, 2007

The GNMA Fund Investment Accumulation Program, Inc.
Officers and Directors

Officers and Directors
Robert C. Doll, Jr., Program President and Director
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Program Chief Compliance Officer
Alice A. Pellegrino, Secretary

Transaction Agent, Custodian and Transfer Agent
The Bank of New York
P.O. Box 974
Wall Street Station
New York, NY 10286-0974

The GNMA Fund Investment Accumulation Program, Inc.
About Fund Performance

Performance information reflects past performance and does not guarantee future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Recent Performance Results

                                                          6-Month         12-Month      Standardized
As of June 30, 2007                                     Total Return    Total Return    30-Day Yield
====================================================================================================
The GNMA Fund Investment Accumulation Program, Inc.*       +0.41%          +5.39%           5.00%
----------------------------------------------------------------------------------------------------
Citigroup 30-Year GNMA Index**                             +0.76           +6.16              --
----------------------------------------------------------------------------------------------------

* Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index is a market capitalization-weighted index, which consists of GNMA 30-year mortgage-backed securities, representing pools of single family and graduated payment mortgages with at least $200 million outstanding, with remaining maturities of 30 years or less.

The GNMA Fund Investment Accumulation Program, Inc.
Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in The GNMA Fund Investment Accumulation Program, Inc. compared to growth of an investment in the Citigroup 30-Year GNMA Index. Values are from June 1997 to June 2007.

                             The GNMA Fund                             Citigroup
                                Investment                               30-Year
                              Accumulation                                  GNMA
                            Program, Inc.+                               Index++

6/97                               $10,000                               $10,000
6/98                               $10,903                               $10,875
6/99                               $11,238                               $11,323
6/00                               $11,796                               $11,955
6/01                               $13,025                               $13,257
6/02                               $14,126                               $14,403
6/03                               $15,040                               $15,218
6/04                               $15,200                               $15,555
6/05                               $16,134                               $16,513
6/06                               $16,080                               $16,578
6/07                               $16,947                               $17,599

+ Assuming transaction costs and other operating expenses, including advisory fees and reimbursement of all expenses. The GNMA Fund Investment Accumulation Program, Inc. invests primarily in mortgage-backed debt securities guaranteed by the Government National Mortgage Association.
++ This unmanaged Index is a market capitalization-weighted index, which consists of GNMA 30-year mortgage-backed securities, representing pools of single family and graduated payment mortgages with at least $200 million outstanding, with remaining maturities of 30 years or less.

      Past performance is not indicative of future results.

The GNMA Fund Investment Accumulation Program, Inc.
Average Annual Total Returns
--------------------------------------------------------------------------------
Period Covered                                                          Return
================================================================================
One Year Ended 6/30/07                                                  +5.39%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                                                +3.71
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                 +5.42
--------------------------------------------------------------------------------

The GNMA Fund Investment Accumulation Program, Inc.
Disclosure of Expenses

Shareholders of this fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2007 and held through June 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

      The second table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                         Expenses Paid
                                                           Beginning               Ending              During the Period*
                                                         Account Value          Account Value           January 1, 2007
                                                        January 1, 2007         June 30, 2007           to June 30, 2007
=========================================================================================================================
Actual
=========================================================================================================================
The GNMA Fund Investment Accumulation Program, Inc.     $1,000                  $1,004.10               $3.03
-------------------------------------------------------------------------------------------------------------------------

Hypothetical (5% annual return before expenses)**
=========================================================================================================================
The GNMA Fund Investment Accumulation Program, Inc.     $1,000                  $1,021.78               $3.06
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Program's annualized expense ratio of .61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

The GNMA Fund Investment Accumulation Program, Inc.
Portfolio Information as of June 30, 2007
--------------------------------------------------------------------------------
                                                                         Percent
                                                                    of Long-Term
Asset Mix                                                           Investments
================================================================================
Ginnie Mae MBS Certificates .......................................     100.0%
--------------------------------------------------------------------------------

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments
As of June 30, 2007 (Unaudited)

                                                                   Face          Interest        Maturity
                                            Issue                 Amount           Rate           Date(s)                 Value
                                            -----                 ------           ----           -------                 -----
Government Agency                Ginnie Mae MBS Certificates    $47,137,424        5.00%   11/15/2032--10/15/2035      $ 44,674,415
Mortgage-Backed                                                  39,255,882        5.50    3/15/2032--10/15/2036         38,158,417
Securities*--95.1%                                               11,948,589        6.00    11/15/2023--7/15/2036         11,918,420
                                                                  6,009,929        6.50     5/15/2023--4/15/2032          6,109,698
                                                                  3,992,185        7.00    3/15/2022--12/15/2030          4,160,861
                                                                  1,595,941        7.50     2/15/2022--9/15/2030          1,670,582
                                                                    627,550        8.00     3/15/2017--5/15/2030            664,724
                                                                    362,954        8.50     6/15/2016--2/15/2025            389,539
                                                                    248,066        9.00    4/15/2016--10/15/2021            265,825
                                                                    399,726        9.50    10/15/2009--11/15/2020           432,834
                                                                    275,520       10.00     2/15/2016--6/15/2018            303,167
                                                                     73,391       11.50    4/15/2013--12/15/2015             81,048
                                                                     22,660       12.00     2/15/2013--6/15/2015             25,282
                                                                        648       13.50          5/15/2011                      723
                                                                     12,241       14.50          4/15/2013                   13,984
                                                                     37,439       15.00          6/15/2013                   43,055
                                                                     21,205       16.00     3/15/2012--4/15/2012             24,494
                                                                     51,277       17.00    11/15/2011--12/15/2011            59,583
------------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Securities (Cost--$112,303,082)--95.1% .....................................    108,996,651
------------------------------------------------------------------------------------------------------------------------------------

                                                        Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                  U.S. Treasury Bills              3,450,000        4.35            7/5/07                 3,448,749
Obligations**--4.6%                                               1,800,000        4.39            8/16/07                1,790,303
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$5,239,052)--4.6% ...............................................................      5,239,052
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$117,542,134***)--99.7% ...................................................................    114,235,703
Other Assets Less Liabilities--0.3% ................................................................................        358,916
                                                                                                                       ------------
Net Assets--100.0% .................................................................................................   $114,594,619
                                                                                                                       ============

* Mortgage-Backed & Asset-Backed Securities are subject to accelerated principal paydowns. As a result of the prepayments or refinancing of the underlying instruments, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ....................................         $ 117,542,134
                                                                  =============
      Gross unrealized appreciation .....................         $     526,911
      Gross unrealized depreciation .....................            (3,833,342)
                                                                  -------------
      Net unrealized depreciation .......................         $  (3,306,431)
                                                                  =============

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Assets, Liabilities and Capital
As of June 30, 2007 (Unaudited)

Assets:
   Investments in unaffiliated securities, at value
     (identified cost--$117,542,134) ...................................                     $ 114,235,703
   Cash ................................................................                           119,481
   Receivables:
     Interest ..........................................................    $     534,840
     Principal paydowns ................................................              126          534,966
                                                                            -------------
   Prepaid expenses ....................................................                             3,386
                                                                                             -------------
   Total assets ........................................................                       114,893,536
                                                                                             -------------
Liabilities:
   Payables:
     Capital shares redeemed ...........................................          147,846
     Administration fees ...............................................           19,538
     Other affiliates ..................................................            1,164          168,548
                                                                            -------------
   Accrued expenses ....................................................                           130,369
                                                                                             -------------
   Total liabilities ...................................................                           298,917
                                                                                             -------------
Net Assets:
   Net assets ..........................................................                     $ 114,594,619
                                                                                             =============
Capital:
   Common Stock, $.01 par value, 25,000,000 shares authorized ..........                     $      57,287
   Paid-in capital in excess of par ....................................                       118,047,481
   Undistributed investment income--net ................................    $     162,516
   Accumulated realized capital losses--net ............................         (366,234)
   Unrealized depreciation--net ........................................       (3,306,431)
                                                                            -------------
   Total accumulated losses--net .......................................                        (3,510,149)
                                                                                             -------------
   Total capital--Equivalent to $20.00 per share based on 5,728,726 shares
     of capital stock outstanding ......................................                     $ 114,594,619
                                                                                             =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
   Interest ............................................................                     $   3,251,693

Expenses:
   Administration fees .................................................    $     117,819
   Transfer agent fees .................................................          116,343
   Accounting services .................................................           32,176
   Pricing services ....................................................           32,128
   Custodian fees ......................................................           22,088
   Printing and shareholder reports ....................................            9,050
   Professional fees ...................................................            6,091
   Directors' fees and expenses ........................................            5,307
   Registration fees ...................................................            3,373
   Other ...............................................................           14,725
                                                                            -------------
   Total expenses ......................................................                           359,100
                                                                                             -------------
   Investment income--net ..............................................                         2,892,593
                                                                                             -------------
Realized & Unrealized Loss--Net:
   Realized loss on investments--net ...................................                            (2,283)
   Change in unrealized depreciation on investments--net ...............                        (2,314,935)
                                                                                             -------------
   Total realized and unrealized loss--net .............................                        (2,317,218)
                                                                                             -------------
Net Increase in Net Assets Resulting from Operations ...................                     $     575,375
                                                                                             =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Statements of Changes in Net Assets

                                                                             For the Six
                                                                            Months Ended      For the Year
                                                                               June 30,          Ended
                                                                                2007          December 31,
                                                                             (Unaudited)         2006
                                                                            -------------    -------------
Increase (Decrease) in Net Assets:
Operations:
   Investment income--net ..............................................    $   2,892,593    $   6,025,108
   Realized gain (loss)--net ...........................................           (2,283)              14
   Change in unrealized appreciation/depreciation--net .................       (2,314,935)      (1,502,556)
                                                                            -------------    -------------
   Net increase in net assets resulting from operations ................          575,375        4,522,566
                                                                            -------------    -------------
Dividends to Shareholders:
   Dividends to shareholders from investment income--net ...............       (2,825,641)      (6,123,328)
                                                                            -------------    -------------
Capital Share Transactions:
   Net decrease in net assets resulting from capital share transactions        (4,161,941)     (10,251,531)
                                                                            -------------    -------------
Net Assets:
   Total decrease in net assets ........................................       (6,412,207)     (11,852,293)
   Beginning of period .................................................      121,006,826      132,859,119
                                                                            -------------    -------------
   End of period* ......................................................    $ 114,594,619    $ 121,006,826
                                                                            =============    =============
 * Undistributed investment income--net ................................    $     162,516    $      95,564
                                                                            =============    =============

See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.

                                              For the Six
                                                Months
                                                Ended
                                                June 30,                        For the Year Ended December 31,
                                                 2007         ------------------------------------------------------------------
                                              (Unaudited)       2006           2005           2004          2003          2002
                                               --------       --------       --------       --------      --------      --------
Per Share Operating Performance:
   Net asset value, beginning of period ...    $  20.40       $  20.64       $  21.02       $  21.13      $  21.66      $  21.01
                                               --------       --------       --------       --------      --------      --------
   Investment income--net .................         .50@           .97@           .98@           .99          1.05          1.19
   Realized and unrealized gain (loss)--net        (.41)          (.21)          (.38)          (.07)         (.55)          .67
                                               --------       --------       --------       --------      --------      --------
   Total from investment operations .......         .09            .76            .60            .92           .50          1.86
                                               --------       --------       --------       --------      --------      --------
   Less dividends from investment
     income--net ..........................        (.49)         (1.00)          (.98)         (1.03)        (1.03)        (1.21)
                                               --------       --------       --------       --------      --------      --------
   Net asset value, end of period .........    $  20.00       $  20.40       $  20.64       $  21.02      $  21.13      $  21.66
                                               ========       ========       ========       ========      ========      ========
Total Investment Return:**
   Based on net asset value per share .....         .41%+         3.79%          2.96%          4.48%         2.31%         9.12%
                                               ========       ========       ========       ========      ========      ========
Ratios to Average Net Assets:
   Expenses ...............................         .61%*          .61%           .54%           .63%          .64%          .63%
                                               ========       ========       ========       ========      ========      ========
   Investment income--net .................        4.91%*         4.82%          4.72%          4.65%         4.82%         5.59%
                                               ========       ========       ========       ========      ========      ========
Supplemental Data:
   Net assets, end of period (in thousands)    $114,595       $121,007       $132,859       $145,354      $156,480      $165,801
                                               ========       ========       ========       ========      ========      ========
   Portfolio turnover .....................           2%             9%            19%            24%           43%           25%
                                               ========       ========       ========       ========      ========      ========

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.
@     Based on average shares outstanding.

      See Notes to Financial Statements.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

      The GNMA Fund Investment Accumulation Program, Inc. (the "Program") was incorporated under Maryland law on November 17, 1977 and commenced operations on April 24, 1978. The Program is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Program's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature.

      The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of investments--Investments are valued by the Program's pricing agent, FT Interactive Data Corporation (the "Evaluator"). These values are not necessarily bids or actual last sale prices but are estimates of the prices at which the pricing agent believes the Program could sell such investment securities. The Board of Directors has examined the methods used by the Evaluator in estimating the value of portfolio securities and believes that such methods reasonably and fairly approximate the prices at which portfolio securities may be sold and will result in a good faith determination of the fair value of the securities; however, there is no assurance that the portfolio securities can be sold at the prices at which they are valued.

(b) Income taxes--It is the Program's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Program amortizes all premiums and discounts on debt securities.

(d) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(e)   Paydown gains and losses are recorded as adjustments to interest income.

(f) Recent accounting pronouncements--Effective June 29, 2007, the Program implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48").FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Program, and has determined that the adoption of FIN 48 does not have a material impact on the Program's financial statements. The Program files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Program's tax returns remains open for the years ended December 31, 2003 through December 31, 2006.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Program's financial statements, if any, has not been determined.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (continued)

      In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159") was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Program's financial statements, if any, has not been determined.

2. Transactions with Affiliates:

      The Program has entered into an Administration Agreement with BlackRock Advisors, LLC, an indirect, wholly owned subsidiary of BlackRock, Inc., (the "Administrator"). Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

      The Administrator performs certain administrative duties for the Program. For such services, the Administrator receives a monthly fee from the Program equal to 0.2% on an annual basis of the Program's average daily net assets and has agreed to reimburse the Program to the extent the Program's expenses (excluding interest, taxes, brokerage fees and extraordinary items such as litigation costs) exceed the lesser of (i) 1.5% of the first $30 million of the average daily net assets of the Program and 1% of the average daily net assets in excess thereof, or (ii) 25% of the Program's investment income.

      For the six months ended June 30, 2007, the Program reimbursed BlackRock Advisors, LLC $1,186 for certain accounting services.

      Certain officers and/or directors of the Program are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

      Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended June 30, 2007 were $2,503,857 and $9,232,061, respectively.

The GNMA Fund Investment Accumulation Program, Inc.
Notes to Financial Statements (concluded)

4. Capital Share Transactions:

      Transactions in capital shares were as follows:

                                                                                  Dollar
For the Six Months Ended June 30, 2007                           Shares           Amount
----------------------------------------------------------    ------------     ------------
Shares sold ..............................................           1,541     $     31,792
Shares issued to shareholders in reinvestment of dividends         124,231        2,521,272
                                                              ------------     ------------
Total issued .............................................         125,772        2,553,064
Shares redeemed ..........................................        (330,075)      (6,715,005)
                                                              ------------     ------------
Net decrease .............................................        (204,303)    $ (4,161,941)
                                                              ============     ============

                                                                                  Dollar
For the Year Ended December 31, 2006                             Shares           Amount
----------------------------------------------------------    ------------     ------------
Shares sold ..............................................          15,058     $    310,851
Shares issued to shareholders in reinvestment of dividends         261,159        5,292,825
                                                              ------------     ------------
Total issued .............................................         276,217        5,603,676
Shares redeemed ..........................................        (780,916)     (15,855,207)
                                                              ------------     ------------
Net decrease .............................................    $   (504,699)    $(10,251,531)
                                                              ============     ============

5. Capital Loss Carryforward:

      On December 31, 2006, the Program had a net capital loss carryforward of $349,471, of which $17,760 expires in 2011, $147,522 expires in 2012, $101,632 expires in 2013 and $82,557 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.

6. Plan of Reorganization:

      On May 24, 2007, the Program's Board of Directors approved an agreement and a plan of reorganization, subject to Program shareholder approval and certain other conditions, whereby GNMA Portfolio of BlackRock Funds II ("GNMA Portfolio") will acquire substantially all of the assets and certain stated liabilities of the Program in exchange solely for Institutional shares of GNMA Portfolio.

The GNMA Fund Investment Accumulation Program, Inc.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

      If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

      BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

      BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

      We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Program's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Program's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery

2) Select eDelivery under the More Information section

3) Log into your account

      The Program will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Program at 800-441-7762.

The GNMA Fund Investment Accumulation Program, Inc.

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Program has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Program's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling 800-441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Program's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling 800-441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Program files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Forms N-Q. The Program's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Program's Forms N-Q may also be obtained upon request, without charge, by calling 800-441-7762.

Shareholder Privileges

Account Information

Call us at 800-441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Program unless preceded by the Program's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GNMA-6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 20, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    The GNMA Fund Investment Accumulation Program, Inc.

Date: August 20, 2007